Empower Moderate Profile Fund Investment Objectives and Goals - Empower Moderate Profile Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Empower Moderate Profile Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds (defined below) with a relatively equal emphasis on equity and fixed income investments.